UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

-----------------

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31

Date of Reporting Period: March 31, 2012

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

March 31, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 147.18%
Banking - 19.97%
Diversified Banks – 19.40%
Bank of America Corp.	584,795	$5,596,488
Citigroup, Inc.	21,730	794,231
Goldman Sachs Group	5,000	621,850
		$7,012,569
Regional Banks - 0.57%
First Niagara Financial Group, Inc.	5,000	$49,200
Popular, Inc. (a)	17,000	34,850
Sun Trust Banks, Inc.	5,000	120,850
		$204,900

Total Banking		$7,217,469

Bio Technology-0.17%
Mannkind Corp. (a)	25,000	$$61,750

Broadcasting & Cable Television-1.11%
Netflix, Inc. (a)	3,500	$402,640

Chemical Manuafacturing-1.48%
USEC, Inc. (a)	504,700	$534,982

Communication Services-0.82%
Clearwire Corp. (a)	11,000	$25,080
Frontier Communications Corp.	12,500	52,125
Research in Motion Ltd. (a)	15,000	220,500
		$297,705
Consumer Products and Services-0.22%
CROCS, Inc.(a)	1,000	$20,920
NutriSystem, Inc.	5,000	56,150
PHH Corp.(a)	79	1,222
		$78,292
Diversified Computer Systems-0.99%
Hewlett Packard	15,000	$357,450

Diversified Machinery-0.28%
General Electric	5,000	$100,350

Insurance-0.43%
American International Group, Inc. (a)	5,000	$154,150

Investment Services-0.14%
United States Natural Gas Fund, LLP	3,212	$51,135

Iron and Steel-0.16%
AK Steel Holding Corp.	7,500	$56,700

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS-147.18%
Oil & Gas Operations-0.17%
Exco Resources, Inc.	2,500	$16,575
Williams Companies, Inc.	1,200	36,972
WPX Energy Inc. (a)	400	7,204
		$60,751
Real Estate-0.33%
KB Home	5,000	$44,500
St. Joe Co.(a)	3,956	75,204
		$119,704
Semi Conductors-0.81%
Advanced Micro Devices, Inc. (a)	5,000	$40,100
First Solar, Inc. (a)	10,100	253,005
		$293,105

Utilities-119.78%
Electric Utilities-118.27%
Ameren Corp.	4,000	$130,320
American Electric Power Co. Inc.	22,600	871,908
Avista Corp.	14,396	368,250
Calpine Corp. (a)	1,328	22,855
Centerpoint Energy, Inc.	5,000	98,600
CH Energy Group, Inc.	39,400	2,629,162
CMS	41,500	913,000
DTE Energy Co.	47,000	2,586,410
Duke Energy Corp.	54,351	1,141,914
Dynegy Inc. (a)	15,000	8,400
Edison International	7,000	297,570
Entergy Corp.	125,145	8,409,744
Exelon Corp.	131,674	5,162,937
Firstenergy Corp.	98,286	4,480,859
Great Plains Energy Inc.	21,000	425,670
Hawaiian Electric Industries, Inc.	58,200	1,475,370
Integrys Energy Group, Inc.	4,500	238,455
National Grid PLC Shares	62,951	3,177,766
National Grid PLC ADR	30,392	305,806
NISOURCE Inc.	44,000	1,071,400
Northeast Utilities	28,200	1,046,784
NRG Energy, Inc. (a)	11,500	180,205
NSTAR	10,000	486,300
NV Energy, Inc.	1,500	24,180
Pepco Holdings Inc.	2,201	41,577
PG & E Corp.	7,000	303,870
Pinnacle West Capital Corp.	31,002	1,484,996
PNM Resources, Inc.	78,750	1,441,125
Teco Energy, Inc.	2,000	35,100
UIL Holdings Corp.	22,332	776,260
UNITIL Corp.	52,900	1,419,307
Westar Energy, Inc.	42,941	1,199,342
XCEL Energy, Inc.	19,050	504,254
		$42,759,696
Natural Gas Utilities-1.51%
Southwest Gas Corp.	1,000	$42,740
Spectra Energy Corp.	15,925	502,434
		$545,174

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 147.18%
Total Utilities		$43,304,870

Waste Management-0.32%
Veolia Environnment SA ADR (a)	7,100	$117,221

Total Common Stock (Cost $31,471,635)-147.18%		$53,208,274

Preferred Stocks-5.85%
Diversified Banks-4.36%
Bank of America Corp., 8.20 % Callable	1,000	$25,690
Bank of America Corp., 6.204% Series D	1,000	24,250
Bank of America Corp., 7.25% Series J Div Perp	6,000	151,380
Bank of America Corp., 7.250% Series L	700	685,230
Bank of America Corp., 8.625% Preferred Callable	2,000	51,280
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	63,600
Citigroup, 6.35% Callable Due 03/15/67	1,200	29,232
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	256,600
Goldman Sachs Group, 6.20% Series B Callable	1,000	25,000
JP Morgan Chase & Co., 8.625% Series J callable	1,500	40,725
US Bancorp, 7.875% Callable	2,000	53,720
Wells Fargo Capital XII, 7.875% Callable Due 03/15/68	2,000	52,040
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	116,240
		$1,574,987

Electric Utilities-1.42%
Consolidated Edison, Callable Series A	1,300	$137,837
Duquesne Light Co. Preferred, 3.75% Callable	400	16,200
Pacific Gas & Electric, 5% Series D	1,000	25,000
Pacific Gas & Electric, 5% Series E	1,100	27,335
Pacific Gas & Electric, 6% Series A	4,200	126,126
Southern California Edison, 4.32% Callable	5,500	121,935
Southern California Edison, 4.78% Callable	2,500	60,025
		$514,458

Life Insurance-0.07%
MetLife Inc., Series B	1,000	$25,310

Total Preferred Stock (Cost $1,568,106)-5.85%		$2,114,755

Total Investment in Securities (Cost $33,039,741) -153.03%		$55,323,029

Cash restricted as collateral for short sale obligations- 70.74% (b)		$25,572,206

Other Assets-20.31%		$7,342,931

Total Assets-244.08%		$88,238,166
Total Liabilities – (144.08%)		(52,087,122)
Net Assets-100.00%		$36,151,044

At March 31, 2012, the net unrealized appreciation based on cost for financial reporting purposes of $22,283,288 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$26,766,893
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(4,483,605)
Net unrealized appreciation	$22,283,288

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 03/31/12	Value of Short Position at 03/31/12
Securities Sold Short- (70.16%)
Apple, Inc.	(15,500)	$(9,293,024)
Citigroup, Inc.	(3,270)	(119,519)
Coach, Inc.	(15,000)	(1,159,200)
Crocs, Inc.	(1,000)	(20,920)
Gap, Inc.	(5,000)	(130,700)
General Electric Co.	(12,500)	(250,875)
General Motors Company	(2,500)	(64,125)
Intuitive Surgical, Inc.	(18,000)	(9,751,500)
Lennar Corp.	(5,000)	(135,900)
New York Times Company	(4,000)	(27,160)
Ralph Lauren Corporation	(3,000)	(522,990)
Pool Corp.	(5,000)	(187,100)
Simon Property Group Inc.	(22,000)	(3,204,960)
St. Joe Co.	(5,000)	(95,050)
Starbucks Corporation	(5,000)	(279,450)
Toll Brothers Inc.	(5,000)	(119,950)
Total Securities Sold Short (70.16%)		$(25,362,423)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Option Contracts-(18.12%)
Call Options- (2.11%)
Advanced Micro Devices, Inc.	(50)	8.00	04/20/2012	$(1,787)
AK Steel Holding Corp.	(50)	10.00	06/15/2012	(600)
AK Steel Holding Corp.	(25)	10.00	09/21/2012	(750)
American International Group, Inc.	(50)	27.00	05/18/2012	(20,500)
Apple, Inc.	(16)	490.00	04/20/2012	(176,645)
Bank of America Corp.	(100)	7.00	04/20/2012	(25,800)
Bank of America Corp.	(100)	8.00	04/20/2012	(16,200)
Bank of America Corp.	(100)	9.00	04/20/2012	(7,460)
Bank of America Corp.	(150)	7.00	05/18/2012	(39,450)
Bank of America Corp.	(150)	8.00	05/18/2012	(25,779)
Bank of America Corp.	(150)	9.00	05/18/2012	(14,025)
Bank of America Corp.	(100)	10.00	05/18/2012	(4,440)
Bank of America Corp.	(50)	11.00	05/18/2012	(835)
Bank of America Corp.	(50)	12.00	05/18/2012	(350)
Bank of America Corp.	(300)	13.00	05/18/2012	(1,087)
Bank of America Corp.	(50)	14.00	05/18/2012	(100)
Bank of America Corp.	(50)	15.00	05/18/2012	(150)
Bank of America Corp.	(50)	12.00	06/15/2012	(600)
Bank of America Corp.	(50)	13.00	06/15/2012	(300)
Bank of America Corp.	(50)	12.00	07/20/2012	(950)
Bank of America Corp.	(50)	13.00	07/20/2012	(550)
Bank of America Corp.	(50)	14.00	07/20/2012	(2,400)
Bank of America Corp.	(50)	7.00	08/17/2012	(13,925)
Bank of America Corp.	(50)	8.00	08/17/2012	(9,900)
Bank of America Corp.	(150)	9.00	08/17/2012	(19,800)
Bank of America Corp.	(250)	10.00	08/17/2012	(20,000)
Bank of America Corp.	(100)	11.00	08/17/2012	(4,650)
Bank of America Corp.	(100)	10.00	11/16/2012	(10,363)
Bank of America Corp.	(50)	11.00	11/16/2012	(3,349)
Bank of America Corp.	(50)	10.00	01/18/2013	(6,150)
Bank of America Corp.	(50)	12.50	01/18/2013	(300)
Bank of America Corp.	(200)	15.00	01/18/2013	(3,929)
Citigroup, Inc.	(50)	45.00	05/18/2012	(300)
Citigroup, Inc.	(50)	40.00	06/15/2012	(4,150)
Citigroup, Inc.	(50)	40.00	09/21/2012	(8,850)
Clearwire Corp.	(50)	4.00	06/15/2012	(375)
Dynegy Inc.	(150)	4.00	06/15/2012	(29)
Exco Resources, Inc.	(100)	17.00	06/15/2012	(0)
First Solar, Inc.	(50)	40.00	04/20/2012	(150)
First Solar, Inc.	(50)	40.00	06/15/2012	(1,050)
First Solar, Inc.	(50)	45.00	06/15/2012	(472)
First Solar, Inc.	(50)	50.00	06/15/2012	(250)
First Solar, Inc.	(50)	55.00	06/15/2012	(137)
First Solar, Inc.	(50)	60.00	06/15/2012	(60)
First Solar, Inc.	(50)	45.00	09/21/2012	(2,175)
First Solar, Inc.	(50)	50.00	09/21/2012	(1,206)
Frontier Communications Corp.	(75)	6.00	08/17/2012	(375)
General Electric Co.	(50)	19.00	04/20/2012	(5,965)
General Motors Co.	(25)	23.00	06/15/2012	(8,125)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Call Options- (2.11%)
Goldman Sachs Group	(50)	110.00	04/20/2012	$(74,125)
Hewlett Packard Co.	(60)	26.00	04/20/2012	(240)
KB Homes	(50)	10.00	04/20/2012	(700)
Mannkind Corp.	(185)	3.00	05/18/2012	(1,218)
Mannkind Corp.	(200)	3.00	08/17/2012	(3,700)
Netflix, Inc.	(50)	120.00	04/20/2012	(17,000)
Netflix, Inc.	(50)	120.00	06/15/2012	(52,375)
NRG Energy, Inc.	(50)	19.00	06/15/2012	(250)
NRG Energy, Inc.	(65)	20.00	09/21/2012	(650)
NutriSystem, Inc.	(50)	14.00	09/21/2012	(1,500)
Popular, Inc.	(95)	2.00	04/20/2012	(903)
Popular, Inc.	(75)	2.50	04/20/2012	(4)
Research In Motion, Ltd.	(50)	20.00	06/15/2012	(1,377)
St. Joe Co.	(100)	17.00	06/15/2012	(23,000)
St. Joe Co.	(100)	18.00	06/15/2012	(16,250)
St. Joe Co.	(75)	19.00	06/15/2012	(7,875)
St. Joe Co.	(200)	20.00	06/15/2012	(12,500)
St. Joe Co.	(50)	21.00	06/15/2012	(1,875)
St. Joe Co.	(100)	20.00	01/18/2013	(16,500)
St. Joe Co.	(100)	22.00	01/18/2013	(10,000)
St. Joe Co.	(100)	25.00	01/18/2013	(6,000)
Suntrust Banks, Inc.	(50)	20.00	04/20/2012	(21,250)
United States Natural Gas	(50)	10.00	04/20/2012	(0)
United States Natural Gas	(26)	30.00	07/20/2012	(58)
USEC, Inc.	(200)	2.00	04/20/2012	(1,000)
USEC, Inc.	(100)	4.50	04/20/2012	(500)
USEC, Inc.	(50)	1.50	07/20/2012	(375)
USEC, Inc.	(400)	2.00	07/20/2012	(6,000)
USEC, Inc.	(100)	2.50	07/20/2012	(500)
USEC, Inc.	(200)	2.00	10/19/2012	(1,500)
USEC, Inc.	(100)	2.00	01/18/2013	(900)
USEC, Inc.	(200)	3.50	01/18/2013	(3,000)
USEC, Inc.	(300)	5.00	01/18/2013	(3,000)
USEC, Inc.	(125)	7.00	01/18/2013	(625)
Veolia Environnement SA ADR	(19)	12.50	04/20/2012	(7,694)
Total Call Options				$(761,237)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Abercrombie & Fitch Co.	(50)	40.00	04/20/2012	$(300)
Abercrombie & Fitch Co.	(50)	35.00	05/18/2012	(500)
Abercrombie & Fitch Co.	(50)	40.00	05/18/2012	(1,900)
Abercrombie & Fitch Co.	(50)	35.00	08/17/2012	(3,675)
Abercrombie & Fitch Co.	(50)	30.00	01/18/2013	(5,553)
AES Corporation	(50)	10.00	05/18/2012	(750)
AES Corporation	(50)	10.00	08/17/2012	(750)
AK Steel Holding Corp.	(90)	10.00	06/15/2012	(23,130)
AK Steel Holding Corp.	(50)	7.00	09/21/2012	(3,807)
Alcoa, Inc.	(50)	8.00	04/20/2012	(100)
Alcoa, Inc.	(50)	7.00	07/20/2012	(300)
Alcoa, Inc.	(50)	8.00	07/20/2012	(700)
Altria Group Inc.	(50)	20.00	06/15/2012	(125)
Altria Group Inc.	(50)	21.00	09/21/2012	(550)
Altria Group Inc.	(50)	17.50	01/18/2013	(1,050)
Ameren Corp.	(100)	25.00	06/15/2012	(752)
Ameren Corp.	(50)	22.50	09/21/2012	(601)
Ameren Corp.	(50)	22.50	01/18/2013	(1,518)
American Electric Power Co. Inc.	(50)	31.00	08/17/2012	(1,000)
American Electric Power Co. Inc.	(75)	30.00	01/18/2013	(4,478)
American Express Company	(50)	20.00	01/18/2013	(953)
American International Group, Inc.	(50)	18.00	05/18/2012	(0)
American International Group, Inc.	(50)	20.00	05/18/2012	(200)
American International Group, Inc.	(50)	22.00	05/18/2012	(200)
American International Group, Inc.	(50)	23.00	05/18/2012	(250)
American International Group, Inc.	(50)	24.00	05/18/2012	(250)
American International Group, Inc.	(50)	25.00	05/18/2012	(400)
American International Group, Inc.	(50)	18.00	08/17/2012	(1,150)
American International Group, Inc.	(50)	19.00	08/17/2012	(1,250)
American International Group, Inc.	(50)	20.00	08/17/2012	(825)
Amgen Inc.	(50)	42.50	07/20/2012	(1,100)
Apple, Inc.	(20)	360.00	04/20/2012	(14)
Apple, Inc.	(20)	370.00	04/20/2012	(28)
Apple, Inc.	(40)	380.00	04/20/2012	(116)
Apple, Inc.	(20)	390.00	04/20/2012	(94)
Apple, Inc.	(20)	410.00	04/20/2012	(228)
Apple, Inc.	(10)	420.00	04/20/2012	(160)
Apple, Inc.	(10)	430.00	04/20/2012	(217)
Apple, Inc.	(10)	440.00	04/20/2012	(268)
Apple, Inc.	(10)	450.00	04/20/2012	(332)
Apple, Inc.	(10)	490.00	04/20/2012	(779)
Apple, Inc.	(10)	500.00	04/20/2012	(969)
Apple, Inc.	(10)	510.00	04/20/2012	(1,200)
Apple, Inc.	(5)	520.00	04/20/2012	(780)
Apple, Inc.	(15)	500.00	05/18/2012	(6,165)
Apple, Inc.	(10)	450.00	06/15/2012	(2,580)
AstraZeneca PLC	(50)	40.00	04/20/2012	(250)
AstraZeneca PLC	(50)	40.00	07/20/2012	(2,500)
AstraZeneca PLC	(50)	40.00	01/18/2013	(9,125)
AT&T, Inc.	(50)	27.00	04/20/2012	(100)
AT&T, Inc.	(50)	25.00	07/20/2012	(519)
AT&T, Inc.	(50)	27.00	07/20/2012	(1,070)
AT&T, Inc.	(50)	25.00	10/19/2012	(1,564)
Bank of America Corp.	(100)	5.00	04/20/2012	(100)
Bank of America Corp.	(100)	5.50	04/20/2012	(100)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Bank of America Corp.	(225)	6.00	04/20/2012	$(179)
Bank of America Corp.	(100)	7.00	04/20/2012	(200)
Bank of America Corp.	(100)	8.00	04/20/2012	(500)
Bank of America Corp.	(50)	9.00	04/20/2012	(925)
Bank of America Corp.	(100)	5.00	05/18/2012	(147)
Bank of America Corp.	(100)	5.50	05/18/2012	(200)
Bank of America Corp.	(225)	6.00	05/18/2012	(668)
Bank of America Corp.	(200)	7.00	05/18/2012	(1,200)
Bank of America Corp.	(350)	8.00	05/18/2012	(5,600)
Bank of America Corp.	(400)	10.00	05/18/2012	(33,718)
Bank of America Corp.	(125)	11.00	05/18/2012	(19,873)
Bank of America Corp.	(250)	12.00	05/18/2012	(62,500)
Bank of America Corp.	(25)	13.00	05/18/2012	(8,688)
Bank of America Corp.	(150)	10.00	06/15/2012	(14,550)
Bank of America Corp.	(50)	15.00	06/15/2012	(525)
Bank of America Corp.	(250)	8.00	06/15/2012	(5,625)
Bank of America Corp.	(250)	9.00	06/15/2012	(12,125)
Bank of America Corp.	(50)	14.00	06/15/2012	(500)
Bank of America Corp.	(50)	16.00	06/15/2012	(575)
Bank of America Corp.	(150)	10.00	07/20/2012	(16,800)
Bank of America Corp.	(150)	7.00	07/20/2012	(2,550)
Bank of America Corp.	(150)	8.00	07/20/2012	(4,950)
Bank of America Corp.	(150)	9.00	07/20/2012	(9,600)
Bank of America Corp.	(150)	4.00	08/17/2012	(600)
Bank of America Corp.	(250)	5.00	08/17/2012	(1,489)
Bank of America Corp.	(100)	5.50	08/17/2012	(800)
Bank of America Corp.	(250)	6.00	08/17/2012	(2,651)
Bank of America Corp.	(150)	7.00	08/17/2012	(3,150)
Bank of America Corp.	(150)	8.00	08/17/2012	(6,085)
Bank of America Corp.	(150)	9.00	08/17/2012	(10,950)
Bank of America Corp.	(125)	10.00	08/17/2012	(15,500)
Bank of America Corp.	(150)	11.00	08/17/2012	(28,425)
Bank of America Corp.	(75)	5.00	11/16/2012	(900)
Bank of America Corp.	(275)	6.00	11/16/2012	(5,696)
Bank of America Corp.	(275)	7.00	11/16/2012	(9,641)
Bank of America Corp.	(325)	8.00	11/16/2012	(19,274)
Bank of America Corp.	(275)	9.00	11/16/2012	(26,197)
Bank of America Corp.	(100)	10.00	11/16/2012	(14,600)
Bank of America Corp.	(50)	5.00	12/21/2012	(700)
Bank of America Corp.	(50)	6.00	12/21/2012	(1,150)
Bank of America Corp.	(125)	7.00	12/21/2012	(5,250)
Bank of America Corp.	(175)	8.00	12/21/2012	(11,725)
Bank of America Corp.	(100)	9.00	12/21/2012	(10,400)
Bank of America Corp.	(100)	10.00	12/21/2012	(15,500)
Bank of America Corp.	(100)	11.00	12/21/2012	(21,850)
Bank of America Corp.	(100)	12.00	12/21/2012	(29,350)
Bank of America Corp.	(50)	2.50	01/18/2013	(300)
Bank of America Corp.	(50)	3.00	01/18/2013	(300)
Bank of America Corp.	(50)	4.00	01/18/2013	(600)
Bank of America Corp.	(200)	5.00	01/18/2013	(3,976)
Bank of America Corp.	(150)	7.50	01/18/2013	(9,183)
Bank of New York Corporation	(50)	14.00	09/21/2012	(1,040)
Bank of New York Corporation	(50)	15.00	09/21/2012	(1,247)
Bank of New York Corporation	(50)	16.00	09/21/2012	(1,455)
Beazer Homes USA, Inc.	(50)	2.00	05/18/2012	(142)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Berkshire Hathaway, Inc.	(50)	50.00	06/15/2012	$(105)
Berkshire Hathaway, Inc.	(50)	60.00	09/21/2012	(2,072)
Best Buy Co. Inc.	(50)	20.00	06/15/2012	(1,875)
Best Buy Co. Inc.	(50)	21.00	06/15/2012	(2,750)
Best Buy Co. Inc.	(50)	22.00	06/15/2012	(4,050)
Best Buy Co. Inc.	(50)	25.00	06/15/2012	(11,425)
Best Buy Co. Inc.	(50)	20.00	09/21/2012	(4,856)
Best Buy Co. Inc.	(50)	21.00	09/21/2012	(6,349)
Blackstone Group LP	(50)	10.00	06/15/2012	(200)
BP PLC	(50)	30.00	04/20/2012	(47)
BP PLC	(50)	35.00	04/20/2012	(183)
BP PLC	(50)	38.00	04/20/2012	(329)
BP PLC	(50)	40.00	04/20/2012	(561)
BP PLC	(50)	30.00	07/20/2012	(613)
BP PLC	(50)	35.00	07/20/2012	(1,320)
BP PLC	(50)	30.00	10/19/2012	(1,643)
BP PLC	(100)	38.00	10/19/2012	(9,859)
BP PLC	(100)	25.00	01/18/2013	(2,948)
Chubb Corporation	(50)	45.00	07/20/2012	(519)
Chubb Corporation	(50)	40.00	01/18/2013	(2,039)
Cisco Systems, Inc.	(100)	15.00	04/20/2012	(3)
Cisco Systems, Inc.	(50)	16.00	04/20/2012	(15)
Cisco Systems, Inc.	(100)	15.00	07/20/2012	(598)
Cisco Systems, Inc.	(50)	16.00	07/20/2012	(464)
Cisco Systems, Inc.	(50)	15.00	10/19/2012	(1,033)
Citigroup, Inc.	(50)	32.00	04/20/2012	(600)
Citigroup, Inc.	(50)	34.00	04/20/2012	(1,650)
Citigroup, Inc.	(50)	35.00	04/20/2012	(2,800)
Citigroup, Inc.	(50)	32.00	05/18/2012	(2,200)
Citigroup, Inc.	(50)	33.00	05/18/2012	(2,950)
Citigroup, Inc.	(50)	35.00	05/18/2012	(5,525)
Citigroup, Inc.	(50)	25.00	06/15/2012	(750)
Citigroup, Inc.	(50)	28.00	06/15/2012	(1,400)
Citigroup, Inc.	(50)	30.00	06/15/2012	(2,250)
Citigroup, Inc.	(35)	35.00	06/15/2012	(5,355)
Citigroup, Inc.	(75)	25.00	09/21/2012	(3,565)
Citigroup, Inc.	(50)	28.00	09/21/2012	(4,100)
Citigroup, Inc.	(50)	30.00	09/21/2012	(5,750)
Citigroup, Inc.	(100)	40.00	09/21/2012	(51,500)
Citigroup, Inc.	(100)	25.00	12/21/2012	(8,500)
Citigroup, Inc.	(100)	27.00	12/21/2012	(11,300)
Citigroup, Inc.	(100)	30.00	12/21/2012	(17,500)
Citigroup, Inc.	(50)	32.00	12/21/2012	(11,600)
Citigroup, Inc.	(75)	25.00	01/18/2013	(7,730)
Citigroup, Inc.	(100)	40.00	01/18/2013	(61,500)
Clorox Company	(50)	60.00	04/20/2012	(250)
Clorox Company	(50)	60.00	07/20/2012	(1,500)
Coach, Inc.	(50)	40.00	05/18/2012	(34)
Coach, Inc.	(50)	45.00	05/18/2012	(500)
Coach, Inc.	(50)	50.00	05/18/2012	(2,500)
Coach, Inc.	(50)	45.00	06/15/2012	(500)
Coach, Inc.	(50)	50.00	06/15/2012	(1,000)
Coach, Inc.	(50)	30.00	08/17/2012	(230)
Coach, Inc.	(50)	35.00	08/17/2012	(511)
Coach, Inc.	(50)	40.00	08/17/2012	(940)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Coach, Inc.	(50)	45.00	08/17/2012	$(1,502)
Coach, Inc.	(50)	50.00	08/17/2012	(500)
Coach, Inc.	(50)	30.00	01/18/2013	(1,750)
Coach, Inc.	(50)	35.00	01/18/2013	(2,750)
Coach, Inc.	(50)	40.00	01/18/2013	(3,625)
Coach, Inc.	(50)	45.00	01/18/2013	(5,250)
Coach, Inc.	(50)	50.00	01/18/2013	(7,375)
ConocoPhillips	(50)	50.00	05/18/2012	(450)
Consolidated Edison, Inc.	(50)	45.00	08/17/2012	(750)
Consolidated Edison, Inc.	(50)	40.00	01/18/2013	(1,865)
Consolidated Edison, Inc.	(50)	45.00	01/18/2013	(2,963)
Crocs, Inc.	(50)	17.00	04/20/2012	(100)
Crocs, Inc.	(50)	10.00	06/15/2012	(250)
Crocs, Inc.	(50)	13.00	06/15/2012	(500)
Crocs, Inc.	(50)	15.00	06/15/2012	(1,125)
Delta Air Lines Inc.	(50)	7.00	06/15/2012	(610)
Delta Air Lines Inc.	(50)	7.00	09/21/2012	(1,533)
Delta Air Lines Inc.	(50)	7.50	01/18/2013	(3,446)
Duke Energy Corp.	(50)	18.00	04/20/2012	(0)
Duke Energy Corp.	(50)	18.00	07/20/2012	(669)
Duke Energy Corp.	(75)	15.00	01/18/2013	(1,393)
Dynegy, Inc.	(50)	2.00	06/15/2012	(7,254)
Eli Lilly & Co.	(75)	25.00	01/18/2013	(746)
Exco Resources, Inc.	(50)	5.00	06/15/2012	(588)
Exco Resources, Inc.	(50)	13.00	06/15/2012	(31,991)
Exco Resources, Inc.	(100)	15.00	06/15/2012	(83,965)
Exco Resources, Inc.	(50)	16.00	06/15/2012	(47,000)
Exco Resources, Inc.	(75)	17.00	06/15/2012	(77,960)
Exco Resources, Inc.	(50)	5.00	09/21/2012	(1,734)
First Solar, Inc.	(50)	30.00	06/15/2012	(32,746)
First Solar, Inc.	(50)	45.00	06/15/2012	(101,375)
First Solar, Inc.	(50)	50.00	06/15/2012	(126,375)
First Solar, Inc.	(100)	55.00	06/15/2012	(301,625)
First Solar, Inc.	(50)	60.00	06/15/2012	(175,762)
First Solar, Inc.	(50)	65.00	06/15/2012	(201,125)
First Solar, Inc.	(99)	75.00	06/15/2012	(496,003)
First Solar, Inc.	(50)	30.00	09/21/2012	(40,375)
First Solar, Inc.	(50)	31.00	09/21/2012	(44,125)
First Solar, Inc.	(50)	50.00	09/21/2012	(128,102)
First Solar, Inc.	(50)	55.00	09/21/2012	(152,319)
Gap Inc.	(50)	15.00	06/15/2012	(205)
Gap Inc.	(50)	16.00	06/15/2012	(325)
Gap Inc.	(50)	18.00	06/15/2012	(425)
Gap Inc.	(50)	15.00	09/21/2012	(692)
Gap Inc.	(50)	16.00	09/21/2012	(878)
Gap Inc.	(50)	17.00	09/21/2012	(1,112)
Gap Inc.	(100)	15.00	01/18/2013	(3,270)
Gap Inc.	(100)	17.50	01/18/2013	(5,602)
General Electric Co.	(50)	13.00	04/20/2012	(100)
General Electric Co.	(50)	14.00	04/20/2012	(100)
General Electric Co.	(50)	15.00	04/20/2012	(100)
General Electric Co.	(100)	16.00	04/20/2012	(200)
General Electric Co.	(50)	17.00	04/20/2012	(100)
General Electric Co.	(50)	20.00	04/20/2012	(1,800)
General Electric Co.	(50)	17.00	05/18/2012	(300)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
General Electric Co.	(50)	18.00	05/18/2012	$(575)
General Electric Co.	(50)	19.00	05/18/2012	(1,150)
General Electric Co.	(50)	12.00	06/15/2012	(100)
General Electric Co.	(50)	13.00	06/15/2012	(200)
General Electric Co.	(50)	14.00	06/15/2012	(275)
General Electric Co.	(100)	15.00	06/15/2012	(800)
General Electric Co.	(225)	16.00	06/15/2012	(2,250)
General Electric Co.	(75)	17.00	06/15/2012	(975)
General Electric Co.	(50)	18.00	06/15/2012	(1,158)
General Electric Co.	(100)	17.00	07/20/2012	(2,200)
General Electric Co.	(50)	11.00	09/21/2012	(375)
General Electric Co.	(50)	12.00	09/21/2012	(500)
General Electric Co.	(50)	13.00	09/21/2012	(550)
General Electric Co.	(50)	14.00	09/21/2012	(775)
General Electric Co.	(100)	15.00	09/21/2012	(2,050)
General Electric Co.	(150)	16.00	09/21/2012	(6,650)
General Electric Co.	(100)	17.00	09/21/2012	(4,100)
General Electric Co.	(100)	18.00	09/21/2012	(5,759)
General Electric Co.	(50)	21.00	09/21/2012	(3,775)
General Electric Co.	(150)	15.00	12/21/2012	(6,000)
General Electric Co.	(100)	16.00	12/21/2012	(2,900)
General Electric Co.	(100)	17.00	12/21/2012	(7,000)
General Electric Co.	(100)	18.00	12/21/2012	(9,400)
General Electric Co.	(50)	10.00	01/18/2013	(800)
General Electric Co.	(65)	12.50	01/18/2013	(1,885)
General Electric Co.	(125)	15.00	01/18/2013	(6,375)
General Electric Co.	(100)	17.50	01/18/2013	(9,081)
General Motors Company	(50)	24.00	04/20/2012	(1,047)
General Motors Company	(50)	25.00	04/20/2012	(2,185)
General Motors Company	(50)	20.00	06/15/2012	(1,050)
General Motors Company	(50)	21.00	06/15/2012	(1,500)
General Motors Company	(50)	22.00	06/15/2012	(2,125)
General Motors Company	(50)	23.00	06/15/2012	(3,050)
General Motors Company	(50)	24.00	06/15/2012	(4,350)
General Motors Company	(50)	25.00	06/15/2012	(6,075)
General Motors Company	(50)	17.00	09/21/2012	(1,425)
General Motors Company	(50)	18.00	09/21/2012	(1,825)
General Motors Company	(50)	20.00	09/21/2012	(2,925)
General Motors Company	(50)	23.00	09/21/2012	(6,150)
General Motors Company	(50)	24.00	09/21/2012	(7,800)
General Motors Company	(65)	25.00	09/21/2012	(12,571)
General Motors Company	(50)	25.00	12/21/2012	(12,323)
General Motors Company	(100)	25.00	01/18/2013	(26,722)
Goldman Sachs Group	(50)	85.00	04/20/2012	(300)
Goldman Sachs Group	(50)	95.00	04/20/2012	(400)
Goldman Sachs Group	(50)	115.00	04/20/2012	(4,031)
Goldman Sachs Group	(50)	120.00	04/20/2012	(9,525)
Goldman Sachs Group	(50)	110.00	05/18/2012	(7,125)
Goldman Sachs Group	(50)	70.00	07/20/2012	(1,075)
Goldman Sachs Group	(50)	75.00	07/20/2012	(1,650)
Goldman Sachs Group	(50)	80.00	07/20/2012	(1,988)
Goldman Sachs Group	(50)	85.00	07/20/2012	(2,875)
Goldman Sachs Group	(50)	90.00	07/20/2012	(4,175)
Goldman Sachs Group	(50)	95.00	07/20/2012	(5,950)
Goldman Sachs Group	(50)	110.00	07/20/2012	(16,625)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Goldman Sachs Group	(50)	115.00	07/20/2012	$(23,125)
Goldman Sachs Group	(50)	45.00	01/18/2013	(2,287)
Goldman Sachs Group	(50)	50.00	01/18/2013	(3,055)
Goldman Sachs Group	(50)	55.00	01/18/2013	(3,943)
Goldman Sachs Group	(50)	60.00	01/18/2013	(4,875)
Goldman Sachs Group	(50)	65.00	01/18/2013	(6,050)
Goldman Sachs Group	(50)	70.00	01/18/2013	(7,650)
Goldman Sachs Group	(50)	75.00	01/18/2013	(9,525)
Goldman Sachs Group	(50)	80.00	01/18/2013	(11,925)
Goldman Sachs Group	(50)	85.00	01/18/2013	(15,075)
Green MTN Coffee 06/12 @ 30	(50)	30.00	06/15/2012	(3,450)
Hartford Financial Services Group, Inc.	(50)	13.00	06/15/2012	(375)
Hartford Financial Services Group, Inc.	(100)	20.00	06/15/2012	(9,944)
Hartford Financial Services Group, Inc.	(65)	10.00	09/21/2012	(604)
Hartford Financial Services Group, Inc.	(50)	12.00	09/21/2012	(840)
Hartford Financial Services Group, Inc.	(50)	13.00	09/21/2012	(1,165)
Hartford Financial Services Group, Inc.	(50)	14.00	09/21/2012	(1,540)
Hartford Financial Services Group, Inc.	(100)	10.00	01/18/2013	(1,650)
Hartford Financial Services Group, Inc.	(50)	13.00	01/18/2013	(2,000)
Hewlett Packard Co.	(50)	23.00	05/18/2012	(2,600)
Hewlett Packard Co.	(50)	25.00	05/18/2012	(7,825)
Hewlett Packard Co.	(75)	30.00	05/18/2012	(46,327)
Hewlett Packard Co.	(47)	33.00	05/18/2012	(42,653)
Hewlett Packard Co.	(50)	20.00	08/17/2012	(2,125)
Hewlett Packard Co.	(50)	30.00	08/17/2012	(32,000)
Hewlett Packard Co.	(28)	32.00	08/17/2012	(23,870)
Hewlett Packard Co.	(55)	33.00	08/17/2012	(220)
Hewlett Packard Co.	(50)	20.00	01/18/2013	(6,158)
Hewlett Packard Co.	(50)	22.00	01/18/2013	(9,494)
Intel Corporation	(75)	17.00	07/20/2012	(300)
Intel Corporation	(50)	18.00	07/20/2012	(250)
Intuitive Surgical, Inc.	(20)	350.00	04/20/2012	(253)
Intuitive Surgical, Inc.	(20)	360.00	04/20/2012	(250)
Intuitive Surgical, Inc.	(20)	380.00	04/20/2012	(400)
Intuitive Surgical, Inc.	(20)	400.00	04/20/2012	(170)
Intuitive Surgical, Inc.	(20)	410.00	04/20/2012	(18)
Intuitive Surgical, Inc.	(20)	420.00	04/20/2012	(400)
Intuitive Surgical, Inc.	(20)	425.00	05/18/2012	(1,350)
Intuitive Surgical, Inc.	(20)	440.00	05/18/2012	(2,250)
Intuitive Surgical, Inc.	(20)	350.00	07/20/2012	(1,700)
Intuitive Surgical, Inc.	(20)	380.00	07/20/2012	(3,800)
Ishares Silver Trust	(50)	15.00	01/18/2013	(700)
JetBlue Airways Corporation	(50)	5.00	06/15/2012	(2,000)
Johnson & Johnson	(50)	50.00	04/20/2012	(200)
Johnson & Johnson	(50)	50.00	07/20/2012	(650)
Johnson & Johnson	(50)	45.00	01/18/2013	(2,325)
Johnson Controls Inc.	(50)	24.00	07/20/2012	(1,500)
Johnson Controls Inc.	(50)	25.00	07/20/2012	(1,750)
Johnson Controls Inc.	(50)	26.00	07/20/2012	(2,250)
Johnson Controls Inc.	(50)	27.00	04/20/2012	(375)
JPMorgan Chase & Co.	(50)	25.00	06/15/2012	(225)
JPMorgan Chase & Co.	(50)	20.00	09/21/2012	(475)
JPMorgan Chase & Co.	(50)	21.00	09/21/2012	(500)
JPMorgan Chase & Co.	(50)	22.00	09/21/2012	(675)
JPMorgan Chase & Co.	(50)	23.00	09/21/2012	(725)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
JPMorgan Chase & Co.	(50)	15.00	01/18/2013	$(675)
JPMorgan Chase & Co.	(50)	18.00	01/18/2013	(1,000)
JPMorgan Chase & Co.	(50)	20.00	01/18/2013	(1,275)
KB Home	(50)	5.00	04/20/2012	(200)
KB Home	(50)	8.00	04/20/2012	(850)
KB Home	(200)	10.00	04/20/2012	(24,281)
KB Home	(31)	11.00	04/20/2012	(6,664)
KB Home	(50)	10.00	05/18/2012	(7,350)
KB Home	(50)	5.00	07/20/2012	(615)
KB Home	(50)	10.00	07/20/2012	(9,023)
KB Home	(75)	10.00	10/19/2012	(16,461)
KB Home	(50)	5.00	01/18/2013	(1,775)
KeyCorp	(100)	7.00	06/15/2012	(950)
KeyCorp	(100)	7.00	09/21/2012	(2,600)
KeyCorp	(100)	7.50	01/18/2013	(5,750)
Kraft Foods Inc.	(50)	28.00	06/15/2012	(327)
Kraft Foods Inc.	(50)	31.00	09/21/2012	(1,325)
Lennar Corp.	(50)	25.00	04/20/2012	(1,300)
Lennar Corp.	(65)	15.00	05/18/2012	(228)
Lennar Corp.	(50)	20.00	05/18/2012	(650)
Lennar Corp.	(100)	13.00	08/17/2012	(1,050)
Lennar Corp.	(50)	15.00	08/17/2012	(765)
Lennar Corp.	(50)	20.00	08/17/2012	(2,475)
Lennar Corp.	(40)	19.00	11/16/2012	(2,900)
Lennar Corp.	(50)	10.00	01/18/2013	(848)
Lennar Corp.	(50)	12.50	01/18/2013	(1,458)
Lennar Corp.	(75)	15.00	01/18/2013	(3,459)
MannKind Corp.	(50)	2.00	08/17/2012	(1,300)
Merck & Co., Inc.	(50)	25.00	07/20/2012	(525)
Merck & Co., Inc.	(50)	25.00	01/18/2013	(2,175)
Microsoft Corporation	(50)	19.00	07/20/2012	(200)
Microsoft Corporation	(50)	20.00	07/20/2012	(225)
Microsoft Corporation	(50)	21.00	07/20/2012	(250)
Microsoft Corporation	(50)	20.00	10/19/2012	(650)
Microsoft Corporation	(50)	17.50	01/18/2013	(850)
Monsanto Co.	(50)	40.00	07/20/2012	(425)
Monsanto Co.	(50)	45.00	07/20/2012	(625)
Monsanto Co.	(125)	35.00	01/18/2013	(3,938)
Monsanto Co.	(50)	40.00	01/18/2013	(2,575)
Moody’s Corp.	(100)	30.00	05/18/2012	(1,174)
Morgan Stanley	(50)	14.00	04/20/2012	(150)
Morgan Stanley	(125)	18.00	04/20/2012	(3,193)
Morgan Stanley	(100)	20.00	04/20/2012	(10,000)
Morgan Stanley	(50)	19.00	05/18/2012	(4,550)
Morgan Stanley	(50)	20.00	05/18/2012	(6,975)
Morgan Stanley	(50)	14.00	07/20/2012	(1,450)
Morgan Stanley	(50)	15.00	07/20/2012	(2,025)
Morgan Stanley	(75)	16.00	07/20/2012	(4,275)
Morgan Stanley	(50)	19.00	07/20/2012	(7,325)
Morgan Stanley	(50)	20.00	07/20/2012	(9,600)
Morgan Stanley	(50)	8.00	10/19/2012	(700)
Morgan Stanley	(50)	9.00	10/19/2012	(900)
Morgan Stanley	(50)	10.00	10/19/2012	(1,175)
Morgan Stanley	(50)	11.00	10/19/2012	(1,525)
Morgan Stanley	(50)	12.00	10/19/2012	(1,900)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Morgan Stanley	(50)	13.00	10/19/2012	$(2,600)
Morgan Stanley	(50)	14.00	10/19/2012	(3,350)
Morgan Stanley	(50)	15.00	10/19/2012	(4,200)
Morgan Stanley	(100)	10.00	01/18/2013	(3,709)
Morgan Stanley	(100)	13.00	01/18/2013	(7,697)
Morgan Stanley	(75)	15.00	01/18/2013	(8,895)
Mosaic Company	(50)	35.00	06/15/2012	(300)
Mosaic Company	(50)	42.50	06/15/2012	(1,375)
Netflix, Inc.	(20)	95.00	04/20/2012	(1,072)
Netflix, Inc.	(25)	100.00	04/20/2012	(2,625)
Netflix, Inc.	(25)	105.00	04/20/2012	(4,663)
Netflix, Inc.	(50)	65.00	06/15/2012	(3,600)
Netflix, Inc.	(50)	70.00	06/15/2012	(5,175)
Netflix, Inc.	(50)	80.00	06/15/2012	(10,300)
Netflix, Inc.	(50)	85.00	06/15/2012	(14,150)
Netflix, Inc.	(50)	95.00	06/15/2012	(24,875)
Netflix, Inc.	(50)	100.00	06/15/2012	(32,500)
Netflix, Inc.	(50)	110.00	06/15/2012	(52,000)
Netflix, Inc.	(50)	140.00	06/15/2012	(147,000)
Netflix, Inc.	(50)	47.50	09/21/2012	(4,393)
Netflix, Inc.	(50)	50.00	09/21/2012	(5,171)
Netflix, Inc.	(50)	55.00	09/21/2012	(7,465)
Netflix, Inc.	(50)	60.00	09/21/2012	(9,791)
Netflix, Inc.	(50)	65.00	09/21/2012	(13,225)
Netflix, Inc.	(50)	70.00	09/21/2012	(16,875)
Netflix, Inc.	(50)	75.00	09/21/2012	(21,375)
Netflix, Inc.	(50)	80.00	09/21/2012	(26,875)
Netflix, Inc.	(50)	32.50	01/18/2013	(3,616)
Netflix, Inc.	(50)	35.00	01/18/2013	(4,281)
Netflix, Inc.	(50)	37.50	01/18/2013	(5,289)
Netflix, Inc.	(50)	45.00	01/18/2013	(8,500)
Netflix, Inc.	(50)	50.00	01/18/2013	(11,250)
New York Community Bancorp Inc.	(50)	10.00	07/20/2012	(27)
New York Times Company	(50)	5.00	04/20/2012	(750)
New York Times Company	(50)	6.00	04/20/2012	(250)
New York Times Company	(50)	7.00	04/20/2012	(1,750)
New York Times Company	(50)	6.00	07/20/2012	(1,491)
Newmont Mining Corp.	(50)	40.00	06/15/2012	(1,081)
Newmont Mining Corp.	(50)	40.00	09/21/2012	(3,827)
Newmont Mining Corp.	(50)	35.00	01/18/2013	(4,068)
Newmont Mining Corp.	(50)	38.00	01/18/2013	(6,243)
Newmont Mining Corp.	(50)	40.00	01/18/2013	(8,131)
NRG Energy, Inc.	(50)	15.00	06/15/2012	(2,921)
NRG Energy, Inc.	(50)	18.00	06/15/2012	(12,000)
NRG Energy, Inc.	(250)	19.00	06/15/2012	(81,734)
NRG Energy, Inc.	(100)	20.00	06/15/2012	(42,500)
NRG Energy, Inc.	(35)	22.00	06/15/2012	(22,050)
NRG Energy, Inc.	(50)	15.00	09/21/2012	(5,280)
NutriSystem, Inc.	(50)	10.00	06/15/2012	(2,103)
NutriSystem, Inc.	(50)	14.00	06/15/2012	(14,755)
Pfizer, Inc.	(50)	15.00	06/15/2012	(100)
Pfizer, Inc.	(50)	15.00	09/21/2012	(450)
Pitney Bowes Inc.	(50)	17.00	04/20/2012	(1,050)
Pitney Bowes Inc.	(50)	15.00	07/20/2012	(2,125)
Pitney Bowes Inc.	(50)	16.00	07/20/2012	(3,000)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
Pool Corp.	(29)	25.00	04/20/2012	$(435)
Pool Corp.	(50)	25.00	07/20/2012	(625)
PPL Corporation	(50)	24.00	07/20/2012	(500)
PPL Corporation	(50)	25.00	07/20/2012	(875)
Ralph Lauren Corporation	(50)	75.00	04/20/2012	(750)
Ralph Lauren Corporation	(50)	80.00	07/20/2012	(177)
Ralph Lauren Corporation	(50)	55.00	01/18/2013	(5,125)
Ralph Lauren Corporation	(50)	60.00	01/18/2013	(2,000)
Research In Motion Limited	(50)	23.00	06/15/2012	(42,250)
Research In Motion Limited	(50)	25.00	06/15/2012	(51,933)
Research In Motion Limited	(50)	24.00	09/21/2012	(47,917)
Simon Property Group Inc.	(50)	60.00	04/20/2012	(0)
Simon Property Group Inc.	(50)	65.00	04/20/2012	(0)
Simon Property Group Inc.	(50)	89.80	04/20/2012	(0)
Simon Property Group Inc.	(50)	94.80	04/20/2012	(250)
Simon Property Group Inc.	(50)	99.80	04/20/2012	(250)
Simon Property Group Inc.	(30)	104.80	04/20/2012	(28)
Simon Property Group Inc.	(75)	109.80	04/20/2012	(375)
Simon Property Group Inc.	(50)	119.80	04/20/2012	(425)
Simon Property Group Inc.	(50)	120.00	05/18/2012	(2,200)
Simon Property Group Inc.	(50)	60.00	07/20/2012	(300)
Simon Property Group Inc.	(50)	65.00	07/20/2012	(300)
Simon Property Group Inc.	(50)	69.80	07/20/2012	(450)
Simon Property Group Inc.	(50)	74.80	07/20/2012	(190)
Simon Property Group Inc.	(50)	79.80	07/20/2012	(475)
Simon Property Group Inc.	(50)	84.80	07/20/2012	(725)
Simon Property Group Inc.	(50)	89.80	07/20/2012	(1,100)
Simon Property Group Inc.	(50)	99.80	07/20/2012	(2,100)
Simon Property Group Inc.	(50)	109.80	07/20/2012	(3,650)
Simon Property Group Inc.	(50)	90.00	10/19/2012	(2,900)
Simon Property Group Inc.	(50)	95.00	10/19/2012	(3,875)
Simon Property Group Inc.	(50)	100.00	10/19/2012	(5,975)
Simon Property Group Inc.	(50)	59.80	01/18/2013	(2,625)
Simon Property Group Inc.	(50)	64.80	01/18/2013	(3,325)
Simon Property Group Inc.	(50)	69.80	01/18/2013	(3,475)
Southern Company	(50)	25.00	01/18/2013	(600)
Sprint Nextel Corp.	(50)	3.00	05/18/2012	(1,607)
St. Joe Co.	(100)	17.00	04/20/2012	(1,000)
St. Joe Co.	(100)	18.00	04/20/2012	(2,500)
St. Joe Co.	(100)	20.00	04/20/2012	(12,500)
St. Joe Co.	(100)	17.00	05/18/2012	(3,750)
St. Joe Co.	(150)	18.00	05/18/2012	(9,750)
St. Joe Co.	(150)	19.00	05/18/2012	(15,375)
St. Joe Co.	(150)	15.00	06/15/2012	(3,026)
St. Joe Co.	(150)	16.00	06/15/2012	(4,597)
St. Joe Co.	(250)	17.00	06/15/2012	(12,609)
St. Joe Co.	(400)	18.00	06/15/2012	(32,843)
St. Joe Co.	(200)	19.00	06/15/2012	(25,885)
St. Joe Co.	(350)	20.00	06/15/2012	(69,092)
St. Joe Co.	(100)	21.00	06/15/2012	(27,000)
St. Joe Co.	(100)	22.00	06/15/2012	(35,000)
St. Joe Co.	(100)	15.00	09/21/2012	(5,750)
St. Joe Co.	(100)	16.00	09/21/2012	(8,000)
St. Joe Co.	(50)	17.00	09/21/2012	(5,500)
St. Joe Co.	(50)	23.00	09/21/2012	(24,000)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
St. Joe Co.	(150)	15.00	01/18/2013	$(14,250)
St. Joe Co.	(50)	17.50	01/18/2013	(9,500)
St. Joe Co.	(150)	20.00	01/18/2013	(46,500)
St. Joe Co.	(50)	22.00	01/18/2013	(23,000)
Starbucks Corporation	(50)	28.00	04/20/2012	(250)
Starbucks Corporation	(50)	30.00	04/20/2012	(250)
Starbucks Corporation	(50)	32.00	04/20/2012	(250)
Starbucks Corporation	(50)	28.00	07/20/2012	(402)
Sun Trust Banks, Inc.	(50)	15.00	04/20/2012	(500)
Sun Trust Banks, Inc.	(50)	23.00	04/20/2012	(1,550)
Sun Trust Banks, Inc.	(50)	20.00	05/18/2012	(975)
Sun Trust Banks, Inc.	(50)	14.00	07/20/2012	(525)
Sun Trust Banks, Inc.	(50)	15.00	07/20/2012	(575)
Sun Trust Banks, Inc.	(50)	18.00	10/19/2012	(3,300)
Sun Trust Banks, Inc.	(75)	20.00	10/19/2012	(8,213)
Sun Trust Banks, Inc.	(50)	15.00	01/18/2013	(2,675)
Sun Trust Banks, Inc.	(100)	17.50	01/18/2013	(8,950)
Sun Trust Banks, Inc.	(100)	20.00	01/18/2013	(14,800)
TD Ameritrade Holding Corporation	(50)	13.00	05/18/2012	(9)
Teco Energy, Inc.	(50)	15.00	05/18/2012	(500)
Teco Energy, Inc.	(50)	15.00	08/17/2012	(1,003)
Teva Pharmaceutical Industries Limited	(50)	40.00	06/15/2012	(1,950)
Time Warner Cable Inc.	(50)	40.00	07/20/2012	(10)
Toll Brothers Inc.	(50)	19.00	04/20/2012	(19)
Toll Brothers Inc.	(50)	13.00	06/15/2012	(500)
Toll Brothers Inc.	(50)	14.00	06/15/2012	(750)
Toll Brothers Inc.	(50)	15.00	06/15/2012	(750)
Toll Brothers Inc.	(50)	15.00	09/21/2012	(1,000)
Toll Brothers Inc.	(50)	16.00	09/21/2012	(1,500)
Toll Brothers Inc.	(50)	15.00	01/18/2013	(2,389)
UBS AG	(50)	10.00	06/15/2012	(625)
UBS AG	(350)	13.00	06/15/2012	(19,938)
UBS AG	(150)	15.00	06/15/2012	(23,097)
UBS AG	(50)	10.00	09/21/2012	(1,500)
UBS AG	(50)	11.00	09/21/2012	(2,250)
UBS AG	(50)	12.00	09/21/2012	(3,250)
UBS AG	(50)	13.00	09/21/2012	(4,750)
UBS AG	(50)	10.00	01/18/2013	(2,750)
United States Natural Gas	(59)	10.00	04/20/2012	(35,518)
United States Natural Gas	(50)	8.00	07/20/2012	(20,122)
United States Natural Gas	(275)	9.00	07/20/2012	(138,149)
United States Natural Gas	(50)	10.00	07/20/2012	(29,625)
United States Oil	(50)	25.00	07/20/2012	(225)
US Bancorp	(50)	22.00	06/15/2012	(450)
US Bancorp	(50)	21.00	09/21/2012	(1,200)
USEC, Inc.	(100)	1.50	04/20/2012	(4,514)
USEC, Inc.	(75)	3.00	04/20/2012	(14,625)
USEC, Inc.	(47)	4.00	04/20/2012	(13,748)
USEC, Inc.	(100)	1.00	07/20/2012	(1,485)
USEC, Inc.	(150)	1.50	07/20/2012	(7,125)
USEC, Inc.	(200)	2.00	07/20/2012	(19,000)
USEC, Inc.	(100)	2.50	07/20/2012	(14,250)
USEC, Inc.	(312)	4.00	07/20/2012	(91,260)
USEC, Inc.	(503)	5.00	07/20/2012	(198,685)
USEC, Inc.	(200)	1.50	01/18/2013	(12,000)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options-(16.01%)
USEC, Inc.	(300)	2.00	01/18/2013	$(31,093)
USEC, Inc.	(728)	2.50	01/18/2013	(105,560)
USEC, Inc.	(150)	3.00	01/18/2013	(29,292)
Verizon Communications Inc.	(50)	30.00	07/20/2012	(800)
Verizon Communications Inc.	(50)	30.00	10/19/2012	(1,999)
Verizon Communications Inc.	(50)	31.00	10/19/2012	(2,455)
Verizon Communications Inc.	(50)	20.00	01/18/2013	(607)
Wells Fargo Company	(50)	18.00	07/20/2012	(325)
Wells Fargo Company	(50)	19.00	07/20/2012	(375)
Wells Fargo Company	(100)	20.00	07/20/2012	(839)
Wells Fargo Company	(50)	15.00	01/18/2013	(987)
Wells Fargo Company	(50)	17.50	01/18/2013	(1,430)
Wells Fargo Company	(100)	20.00	01/18/2013	(4,395)
Total Put Options				$(5,789,065)

Total Call and Put Option Contracts-(18.12%)				$(6,550,302)

Margin loans payable-(40.20%) (c)				$(14,533,085)

Liabilities in excess of other assets-(15.60%)				$(5,641,312)
TOTAL LIABILITIES –(144.08)%				$(52,087,122)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2012 (Unaudited)

The Corporation utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2012 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$53,208,274	—	—	$53,208,274
Preferred Stocks	2,114,755	—	—	2,114,755
Restricted Cash (b)	25,572,206	—	—	25,572,206
Other Assets		—	$7,342,931	7,342,931
Total	$80,895,235	—	$7,342,931	$88,238,166

The Fund did not hold any Level 3 securities during the period. The Level 3 assets of $7,342,931 are used in the conduct of the Company’s other trade and business. There were no transfers into and out of Level 1 & 2 during the period.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the annual and semi-annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer)

Date: May 23, 2012